Document and Entity Information	0 Months Ended
Aug. 22, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 22, 2014
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Aug. 22, 2014
Document Effective Date	Aug. 22, 2014
Prospectus Date	Aug. 22, 2014
Dreyfus Institutional Preferred Money Market Fund | Reserve Shares
Risk/Return:
Trading Symbol	DRSXX